Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Business Acquisition [Line Items]
Schedule of purchase consideration

MTS issued and outstanding ordinary shares immediately prior to Merger	3,162,951
MTS share price on July 26, 2021	$6.80
MTS ordinary shares fair value	21,508,067
MTS warrants and options fair value	$601,965
Purchase consideration for accounting acquiree	$22,110,032

Schedule of assumptions

MTS Warrants - $2.642 strike price
Fair value of ordinary shares	$6.80
Exercise price	$2.64
Expected volatility	54.7%
Expected dividends	0.0%
Expected term (in years)	3.0
Risk-free rate	0.38%

Fair value per warrant	$4.49
Warrants	58,334
Fair value	$261,965

MTS Warrants - $0 strike price
Fair value of ordinary shares	$6.80
Exercise price	$0.00
Expected volatility	54.7%
Expected dividends	0.0%
Expected term (in years)	3.0
Risk-free rate	0.38%

Fair value per warrant	$6.80
Warrants	25,000
Fair value	$170,000

MTS Options - $0 strike price
Fair value of ordinary shares	$6.80
Exercise price	$0.00
Expected volatility	54.7%
Expected dividends	0.0%
Expected term (in years)	3.0
Risk-free rate	0.38%

Fair value per warrant	$6.80
Warrants	25,000
Fair value	$170,000

Schedule of fair value of the assets acquired and liabilities assumed

2021
Cash and cash equivalents	$184,000
Total assets of discontinued operations	$184,000

Accrued expenses	$(534,256)
Total liabilities of discontinued operations	$(534,256)

Schedule of pro forma financial information

	2021	2020

Revenues	$11,671,681	$12,883,374

Loss from continuing operations	(52,056,295)	(3,586,095)
Less: dividends accrued on series B preferred stock	(782,887)	(782,887)
Net loss from continuing operations available to ordinary shareholders	(52,839,182)	(4,368,982)

Net loss from discontinued operations, net of tax, available to ordinary shareholders	(49,000)	(37,000)
Net loss available to ordinary shareholders	(52,888,182)	(4,405,982)

Basic and diluted:
Net loss from continuing operations per share	$(3.70)	$(0.30)
Net loss from discontinued operations per share	—	—
Net loss per share	(3.70)	(0.30)

M T S [Member]
Business Acquisition [Line Items]
Schedule of fair value of the assets acquired and liabilities assumed

Assets:
Cash	916,000
Restricted cash	1,016,000
Accounts receivable	356,000
Prepaid expenses and other current assets	322,000
Equipment	25,000
Other long-term assets	261,000
Intangible assets	483,000

Total Assets	$3,379,000

Liabilities:
Accrued expenses	2,129,000
Deferred revenue	914,000
Other current liabilities	495,000
Other long-term liabilities	312,000

Total liabilities	$3,850,000

Net assets acquired, excluding goodwill	$(471,000)

Goodwill	22,581,032

Purchase consideration for accounting acquiree	$22,110,032

Schedule of fair value of assumptions asset

		Weighted Average
	Fair Value	Useful Life (Years)

Customer relationships	$414,000	4
Developed technology	69,000	3
	$483,000

Four Cubed [Member]
Business Acquisition [Line Items]
Schedule of purchase consideration

Ordinary shares issued to seller	606,114
Ordinary share price on December 31, 2021	$2.65
Consideration in ordinary shares	1,606,202
Cash paid to Seller	6,195,000
Due to Seller	691,523
Purchase consideration	$8,492,725

Schedule of fair value of the assets acquired and liabilities assumed

Assets:
Cash	$311,523
Accounts receivable	424,593
Prepaid expenses and other current assets	9,468
Intangible assets	4,928,000

Total assets	$5,673,584

Liabilities:
Accrued expenses	$311,026

Total liabilities	311,026

Net assets acquired, excluding goodwill	$5,362,558

Goodwill	3,130,167

Purchase consideration for accounting acquiree	$8,492,725

Schedule of fair value of assumptions asset

		Weighted Average
	Fair Value	Useful Life (Years)

Customer relationships	$4,144,000	10
Developed technology	784,000	1
	$4,928,000